Summary of Significant Accounting Policies (Schedule of Disaggregates Product Sales by Business Segment by Geography) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 64,886	$ 65,368	$ 66,581
Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	19,865	25,353	28,779
Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	45,021	40,015	37,802
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	7,861	11,228	12,862
United States [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	1,349	1,265	1,504
United States [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	6,512	9,963	11,358
CHINA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	24,905	27,097	30,772
CHINA [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	17,081	22,567	25,637
CHINA [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	7,824	4,530	5,135
UNITED KINGDOM [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	3,259	4,852	3,586
UNITED KINGDOM [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	15	159	255
UNITED KINGDOM [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	3,244	4,693	3,331
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	9,564	9,827	8,186
Europe [Member] | Injection Molded Plastic Parts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	169	153	188
Europe [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	9,395	9,674	7,998
HONG KONG [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	8,138	6,188	4,726
HONG KONG [Member] | Intersegment Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	1,248	1,202	1,195
HONG KONG [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	6,890	4,986	3,531
Segments Geographical Location Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	11,159	6,176	6,449
Segments Geographical Location Other [Member] | Intersegment Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	3	7
Segments Geographical Location Other [Member] | Electronic Products [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 11,156	$ 6,169	$ 6,449